Document and Entity Information	9 Months Ended
Sep. 30, 2016
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	true
AmendmentDescription	The Company is filing this Amendment No. 2 on Form 8-K/A (this “Amendment”), for the sole purpose of filing corrected XBRL Interactive Data Files. Due to a filing error by a third party financial printer, the XBRL Interactive Data Files originally included with the Form 8-K/A-1 contained errors. Except as otherwise provided herein, this Amendment does not amend or restate the Original 8-K or Form 8-K/A-1, nor does it modify or update any of the information made in the Original 8-K or the Form 8-K/A-1, including the Financial Statements included as Exhibits 99.1 and 99.2 to the Original 8-K.
Document Period End Date	Sep. 30, 2016
Trading Symbol	MBOT
Entity Registrant Name	MICROBOT MEDICAL INC.
Entity Central Index Key	0000883975